SHARE CAPITAL	12 Months Ended
Dec. 31, 2017
Stockholders' Equity Note [Abstract]
SHARE CAPITAL
NOTE 7 — SHARE CAPITAL

a.	Ordinary shares

1)
Rights of the Company’s ordinary shares

Each ordinary share is entitled to one vote. The holder of the ordinary shares is also entitled to receive dividends whenever funds are legally available, when and if declared by the Board of Directors. Since its inception, the Company has not declared any dividends.

2)	On October 2, 2017, the Company increased its authorized share capital to 50,000,000 shares, NIS 0.1 par value.

3)
On January 19, 2018, the Company executed a 1-for-1.8 share split of the Company’s shares by way of an issuance of bonus shares for each share. Upon the effectiveness of the share split, (i) 0.8 bonus shares were issued for each outstanding share, (ii) the number of ordinary shares into which each outstanding option to purchase ordinary shares is exercisable was proportionally increased, and (iii) the exercise price of each outstanding option to purchase ordinary shares was proportionately decreased. Unless otherwise indicated, and except for authorized capital, all of the share numbers, loss per share amounts, share prices and option exercise prices in these financial statements have been adjusted, on a retroactive basis, to reflect this 1-for-1.8 share split.

4)	In January 2018, the Company completed an initial public offering (the "IPO") on the NASDAQ Stock Market. Refer to note 10.

b.	Share-based compensation:

1)	Option plan

In December, 2014, the Company’s Board of Directors approved a Share Incentive Plan (hereafter — the Plan) and reserved a pool of 629,025 ordinary shares, par value NIS 0.1 each, or such other number as the Board may determine, subject to certain terms and conditions as defined in the Plan. According to the Plan, the Company may issue shares or restricted shares, may grant options or restricted share units and other share-based awards (hereafter — the awards) to the Company employees, consultants, directors and other service providers.

The Plan is designed to enable the Company to grant awards to purchase Ordinary Shares under various and different tax regimes including, without limitation: pursuant and subject to Section 102 of the Israeli Tax Ordinance and pursuant and subject to Section 3(i) of the Israeli Tax Ordinance.

The awards may be exercised after vesting and in accordance with vesting schedules which will be determined by the Board of Directors for each grant. The maximum term of the awards is 10 years. The fair value of each option granted under this Plan is estimated using the Black-Scholes option pricing method. Expected volatility is based on the historical volatility of comparable peer companies.

The risk-free interest rate assumption is based on observed interest rates appropriate for the expected term of the options granted in dollar terms. The expected term of the options is estimated based on the simplified method.

On July 13, 2017 the Company’s Board of Directors approved an increase of the ordinary shares that may be issued under the Company’s Plan by reserving an additional amount of 720,975 ordinary shares of the Company with a value of NIS 0.1 per share.

As of December 31, 2017, 378,540 ordinary shares remain available for future grants under the Plan.

2)	Options grants

a.	Option granted to employees

i.	In March and April 2015, the Company granted 312,194 options to the Executive Officers of the Company to purchase ordinary shares at an exercise price of $1.59 per share.

ii.	In August 2016, the Company granted 90,761 options to the Executive Officers of the Company to purchase ordinary shares at an exercise price of $1.59 per share.

iii.	In February 2017, the Company granted 53,831 options to one of its Executive Officer of the Company to purchase ordinary shares at an exercise price of $1.59 per share.

iv.	In July and August 2017, the Company granted options to its Executive Officers and several employees as follows:

a.	Grant of 260,812 and 138,593 options to Executive Officers and several employees, respectively, to purchase ordinary shares at an exercise price of $5.57 per share.

b.	Grant of 13,536 options to an executive officer to purchase ordinary shares at an exercise price of $1.59 per share. The vesting commencement date is October 1, 2015.

v.	In October 2017, the Company granted 1,800 options to an employee to purchase ordinary shares at an exercise price of $5.57 per share.

The options vest over a period of 4 years; 25% of the options vest on the first anniversary of the vesting commencement date (as described in each agreement) and the rest vest quarterly over the following three years. The options expire on the tenth anniversary of their grant date.

Upon the occurrence of a merger or sale, 100% of the unvested options granted shall become fully vested, provided, that the grantee is an employee of the Company at such time.

The fair value of options granted to employees in 2015, 2016 and 2017 were $1,618, $986 and $9,841, respectively. The underlying data used for computing the fair value of the options are as follows:

	2015	2016	2017
Value of one ordinary share	$6.31	$11.99	$20.47-$24.37
Dividend yield	0%	0%	0%
Expected volatility	62.46%-66.22%	68.46%-79.1%	72.91%-78.71%
Risk-free interest rate	1.61%-1.81%	0.95%-1.34%	1.57%-2.23%
Expected term	5.5-7.5 years	5-6.71 years	5-7 years

The total unrecognized compensation cost of employee options at December 31, 2017 is $7,155, which is expected to be recognized over a period of 3.4 years.

The following table summarizes the number of options granted to employees under the Plan for the years ended December 31, 2015, 2016 and 2017, and related information:

	Year ended December 31
	2015			2016			2017
	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Number of options	Weighted average exercise price	Weighted average remaining contractual life	Number of options	Weighted average exercise price	Weighted average remaining contractual life
Options outstanding at the beginning of the year	-	-	-	312,194	$1.59	9.25	402,955	$1.59	8.55
Granted	312,194	$1.59	9.25	90,761	$1.59	9.59	468,572	$4.99	9.52
Forfeited	-	-	-	-	-	-	(21,747)	$2.25	7.87
Options outstanding at the end of the year	312,194	$1.59	9.25	402,955	$1.59	8.55	849,780	$3.45	8.63
Options exercisable at the end of the year	97,560	$1.59	9.25	192,338	$1.59	9.59	297,420	$1.59	7.49

b.	Option granted to non-employees

i.	In July 2017, the Company granted options to several non-employees as follows:

a.	Grant of 108,144 options to non-employees to purchase ordinary shares at an exercise price of $5.57 per share.

b.	Grant of 13,536 options to a non-employee to purchase ordinary shares at an exercise price of $1.59 per share. The vesting commencement date is July 10, 2016.

The options vest over a period of 4 years; 25% of the options vest on the first anniversary of the vesting commencement date (as described in each agreement) and the rest vest quarterly over the following three years. The options expire on the tenth anniversary of their grant date.

Upon the occurrence of a merger or sale, 100% of the unvested options shall become fully vested, provided, that the grantee is continuously a service provider of the Company at such time.
2017
Value of one ordinary share	$24.37
Dividend yield	0%
Expected volatility	72.91 -76.63%
Risk-free interest rate	1.91%-2.16%
Expected term	10 years

The fair value of options granted to non-employees was $2,725. The underlying data used for computing the fair value of the options are as follows:

The total unrecognized compensation cost of employee options at December 31, 2017 is $1,799, which is expected to be recognized over a period of 3.3 years.

The following table summarizes the number of options granted to non-employees under the Plan for the year ended December 31, 2017, and related information:

	2017
	Number of options	Weighted average exercise price	Weighted average remaining contractual life
Options outstanding at the beginning of the year	-	-	-
Granted	121,680	$5.12	9.54
Options outstanding at the end of the year	121,680	$5.12	9.54
Options exercisable at the end of the year	7,614	$1.59	9.54

c.
The aggregate intrinsic value of the total outstanding and of total exercisable options as of December 31, 2017 is approximately $8,103 and $3,176 (based on the IPO price as describe in note 10), respectively.

d.	The following table illustrates the effect of share-based compensation on the statements of operations:

	Year ended December 31
	2015	2016	2017
Research and development expenses	$468	$541	$1,932
General and administrative expenses	661	411	2,042
	$1,129	$952	$3,974